Fair value measurement - Warrants, assumptions used (Details)	Jun. 30, 2023 $ / shares Y
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0393
Warrant expected life
Assumptions used for valuation
Significant unobservable input, liabilities | Y	5
Expected volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.5394
Expected dividend yield
Assumptions used for valuation
Significant unobservable input, liabilities	0
Share price
Assumptions used for valuation
Significant unobservable input, liabilities | $ / shares	10.30